MERITZ INVESTMENT - Put option (Details) - Meritz put option - Level 3	Jun. 30, 2025 Y
Risk-free interest rate
MERITZ INVESTMENT
Put option liabilities, measurement input	0.0381
Expected volatility
MERITZ INVESTMENT
Put option liabilities, measurement input	0.5902
Expected rate
MERITZ INVESTMENT
Put option liabilities, measurement input	0
Remaining term
MERITZ INVESTMENT
Put option liabilities, measurement input	1.64